NOTE 17 - Related Parties Transactions	12 Months Ended
Dec. 31, 2025
Notes
NOTE 17 - Related Parties Transactions:

NOTE 17 - Related Parties Transactions:

Related parties including the Company's CEO, CFO, Chairman and Directors.

Related party transactions:

For the year ended December,	2025	2024
Compensation for key management personnel of the Company:
CEO Management fees	576	532
Chairman management fees	420	429
CFO Management fees	210	54
Directors management fees	215	128
Share-based payment to CFO	4	1
Other related party transactions:
Accrued interest to a close member of the chairman (*)	107	4
Accrued interest to the CFO (*)	29	2
Issuance of units of securities to directors (**)	-	50
Issuance of shares to directors (***)	11	142
Share-based payments to directors (****)	39	21

Related party balances:

For the year ended December,	2025	2024
Due to the CEO	196	231
Due to (from) the Chairman (*)	(56)	688
Due to the CFO (*)	62	199

Bonus plan

The Company's Chairman, CEO, CFO and key management employees are entitled to receive an annual bonus based on performance.

(*) Short-term loans

For the years ended December 31, 2025, and 2024, in connection with the borrowing disclosed in note 10A, a close member of the Chairman and the CFO, each separately, have lent to the Company an aggregate amount of $660 and $157, respectively. As of December 31, 2025, the Company had no outstanding balances in respect of the loans received from related parties. All such loans were fully repaid during 2025.

(**) Issuance of unit of securities

On June 28, 2024, in connection with the private placement financing disclosed in note 12e, director of the Company participated by investing an aggregate amount of $50 which resulted in the issuing of 7,000 units.

(***) Issuance of shares to Directors

On March 28, 2024, in connection with the issuance of convertible loan A, disclosed in note 14a, director of the Company converted his carrying amount which consist of principal and accrued interest into 21,744 common shares.

On September 19, 2025, as part of the Equity Offering, director of the Company exercised 1,750 warrants.

(****) Issuance of options to Directors

On August 25, 2025, the Company granted directors 18,572 options to purchase shares of the Company at $8.30 per share under the Company’s share option plan.